SEGMENTS (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability	$ 3,951	$ 1,649	$ 2,205
Amounts not allocated to segments [Abstract]
Depreciation And Amortization	1,508	1,642	1,708
General and administrative expenses	1,217	1,239	1,238
Legal Settlements And Loss Contingencies	(111)	1,524	715
Impairments Restructuring And Others	650	788	1,259
Financial expenses - net	(313)	(399)	(386)
Income before income taxes	3,638	1,250	1,819
Segments and Other activities [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability	6,949	6,437	6,953
Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability	6,723	6,195	6,756
Generics [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability	2,148	1,668	2,062
Specialty [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability	4,575	4,527	4,694
All Other Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability	226	242	197
Segment Reconciling Items [Member]
Amounts not allocated to segments [Abstract]
Depreciation And Amortization	1,036	1,180	1,272
General and administrative expenses	1,217		1,238
Legal Settlements And Loss Contingencies	650	788	1,259
Impairments Restructuring And Others	(111)	1,524	715
Otehr Unallocated Amounts	$ 206	$ 57	$ 264